Acquisitions - Schedule of Pro Forma Information (Details) - Fubo TV Pre-Merger [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Total Revenues	$ 44,200	$ 102,514	$ 102,514	$ 62,680
Net loss attributable to common stockholders			$ (164,521)	$ (81,828)
Basic and diluted net loss per share attributable to common stockholders			$ (1.96)	$ (0.99)